Fair value measurement (Details 1) - Veraxa Biotech A G [Member] - SFr / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Stock price	SFr 54.60	SFr 36.44
Volatility		75.00%
Risk free rate of retturn		4.20%
Expected term (in years)		1 year